STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)													1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Nov. 03, 2025	Sep. 30, 2025	Sep. 15, 2025	Aug. 29, 2025	Aug. 01, 2025	May 28, 2025	Mar. 31, 2025	Sep. 30, 2024	Apr. 18, 2024	Mar. 28, 2024	Mar. 06, 2023	Sep. 30, 2025	Nov. 30, 2023	Jun. 30, 2022	May 31, 2022	Sep. 30, 2021	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Sep. 10, 2025	Sep. 09, 2025	Jul. 31, 2025	Jul. 01, 2025	Nov. 02, 2023	Apr. 29, 2021	Feb. 17, 2015
Class of Stock [Line Items]
Common stock, shares authorized	75,000,000						30,000,000												75,000,000		75,000,000	30,000,000	75,000,000
Preferred stock, shares authorized	3,000,000																		3,000,000		500,000	500,000	3,000,000
Exercise price per share	$ 0.001																		$ 0.001		$ 0.001	$ 0.001
Conversion of Stock, Description					and (ii) grant the Board authority to fix the rights and preferences of the preferred stock by resolution from time to time, and (iii) designate 1,000,000 shares of Preferred Stock as “Series A Convertible Preferred Stock”, $0.001 par value per share (the “Series A Preferred Stock”), with rights, preferences, privileges and restrictions all as set forth in the Second Amended and Restated Certificate of Incorporation.
Common stock available for future grants	214,560																		214,560		252,120					350,000
Intrinsic value of the outstanding options
Weighted-average remaining recognition period																			6 years 9 months	5 years 4 months 2 days	7 years 1 month 6 days	7 years 11 months 15 days
Proceeds from warrants				$ 1,730,000															$ 3,827,000
Proceeds from private placement				652,000															3,200,000		$ 5,000,000.0
Proceeds received, net of issuance costs				4,348,000
Cash	$ 372,000			3,175,000															372,000		1,334,000	$ 643,000			$ 1,100,000
Outstanding debt				1,173,000
Net proceeds from offering		$ 9,760,000
Offering costs		$ 1,280,000
Underwritten Public Offering [Member]
Class of Stock [Line Items]
Shares issued		3,840,000
Offering price per share		$ 2.50
Over-Allotment Option [Member]
Class of Stock [Line Items]
Number of shares issued in transaction		576,000
Common Stock [Member]
Class of Stock [Line Items]
Shares issued																		4,416,000
Convertible shares													2,429,523
Common Warrants [Member]
Class of Stock [Line Items]
Warrants term			5 years										5 years
Purchase of common stock, shares			1,214,766										1,214,766
Warrant exercise price			$ 1.715										$ 1.715
Preferred Stock Warrants [Member]
Class of Stock [Line Items]
Exercise price per share			$ 0.001										$ 0.001
Shares issued													258,144
Amended and Restated Purchase Agreement [Member] | Private Placement [Member]
Class of Stock [Line Items]
Proceeds from warrants				$ 5,000,000.0
Amended and Restated Purchase Agreement [Member] | Prefunded Warrants [Member]
Class of Stock [Line Items]
Number of warrants				258,144
Amended and Restated Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of warrants				1,214,766
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																							1,000,000
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Unamortized stock-based compensation expense	1,075,000							$ 927,000											$ 1,075,000	$ 927,000	$ 729,000
Weighted-average remaining recognition period																			1 year 3 months 29 days	1 year 2 months 19 days	1 year 1 month 6 days
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Unamortized stock-based compensation expense	$ 459,000							$ 17,000											$ 459,000	$ 17,000	$ 312,000
Weighted-average remaining recognition period																			1 year	1 month	10 months 24 days
2014 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock available for future grants																					0
2014 Equity Incentive Plan [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of authorized issuance of common stock options																													1,000,000
2014 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Number of authorized issuance of common stock options																													1,000,000
2021 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock available for future grants	434,126																		434,126		1,133,892
2021 Equity Incentive Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of authorized issuance of common stock options																												2,000,000
2025 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock available for future grants	1,000,000																		1,000,000		1,000,000
2025 Equity Incentive Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of authorized issuance of common stock options							1,000,000
2014 Plan [Member] | Time-based RSU [Member]
Class of Stock [Line Items]
Restricted stock award granted										68,228
2021 Plan [Member] | Time-based RSU [Member]
Class of Stock [Line Items]
Restricted stock award granted							200,000
Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Grant of options, shares												350,000
Employee stock purchase plan, description												(i) has been employed by the Company or a Participating Subsidiary for at least 90 days and (ii) is customarily employed for at least twenty (20) hours per week and more than five (5) months in any calendar year. Each eligible employee may authorize payroll deductions of one to 15% of the eligible employee’s compensation on each pay day to be used to purchase up to 1,500 shares of common stock for the employee’s account occurring during an offering period. The 2023 ESPP has a term of ten (10) years commencing on April 20, 2023, the date of approval by the Company’s stockholders, unless otherwise earlier terminated.
Number of common stock purchased	21,248		26,312					29,350	20,987		37,543
Common stock purchased price per share	$ 0.91		$ 1.39					$ 1.46	$ 2.58		$ 2.80		$ 1.39						$ 0.91	$ 1.46
2023 Subordinated LOC [Member]
Class of Stock [Line Items]
Warrants term														5 years													5 years
Purchase of common stock, shares														41,196													41,196
Warrant exercise price														$ 3.24													$ 3.24
Fair Value adjustment of warrants														$ 92,000
Lenders [Member]
Class of Stock [Line Items]
Warrants term															12 years	5 years
Purchase of common stock, shares															40,806	128,000
Warrant exercise price															$ 2.23	$ 2.53
Fair Value adjustment of warrants															$ 80,000	$ 173,000
Chief Executive Officer [Member] | Time-based RSU [Member]
Class of Stock [Line Items]
Restricted stock award granted						121,951
Chief Executive Officer [Member] | 2021 Plan [Member] | Performance Stock Units [Member]
Class of Stock [Line Items]
Restricted stock award granted						182,927
Chief Executive Officer [Member] | Performance Conditions [Member] | Performance Stock Units [Member]
Class of Stock [Line Items]
Restricted stock award granted						122,561
Chief Executive Officer [Member] | Market Conditions [Member] | Performance Stock Units [Member]
Class of Stock [Line Items]
Restricted stock award granted						60,366
Investors [Member]
Class of Stock [Line Items]
Warrants term																	5 years
Purchase of common stock, shares																	1,071,430
Warrant exercise price																	$ 7.00
Fair Value adjustment of warrants																	$ 3,874,000
Beneficial ownership percentage																	4.99%
Subsequent Event [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					3,000,000																		3,000,000	500,000
Exercise price per share					$ 0.001																		$ 0.001
Subsequent Event [Member] | Common Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price				$ 1.715
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					1,000,000																		1,000,000
Exercise price per share					$ 0.001